Equity	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Equity

NOTE 7 — STOCKHOLDER’S EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 70,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were no shares of Class A common stock issued and outstanding.

Class B Common Stock — The Company is authorized to issue up to 12,500,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were 6,900,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that prior to an initial Business Combination, only holders of Founder Shares will have the right to vote on the appointment of directors.

The shares of Class B common stock will automatically convert into shares of Class A common stock on the first business day following the completion of a Business Combination at a ratio such that the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of shares of common stock issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) all shares of common stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or deemed issued by the Company in connection with or in relation to the completion of a Business Combination, excluding (1) any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any (2) Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of Working Capital Loans minus (b) the number of public shares redeemed by public stockholders in connection with a Business Combination. In no event will the shares of Class B common stock convert into shares of Class A common stock at a rate of less than one to one.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the consummation of a Business Combination or (b) one year from the closing of the Initial Public Offering. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any Class A common stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A common stock issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company has agreed that as soon as practicable, but in no event later than twenty business days after the closing of a Business Combination, it will use its commercially reasonable efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A common stock issuable upon exercise of the warrants. The Company will use its commercially reasonable efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration or redemption of the warrants in accordance with the provisions of the warrant agreement. If a registration statement covering the issuance of the shares of our Class A common stock issuable upon exercise of the warrants is not effective by the 60th business day after the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. In addition, if the Class A common stock are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of the Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company elect to do so, the Company will not be required to file or maintain in effect a registration statement, but the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Redemption of Warrants When the Price per share of Class A common stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;
•	at a price of $0.01 per Public Warrant;
•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•

if, and only if, the last reported sale price of the shares of Class A common stock for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending three business days before the Company sends to the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Redemption of Warrants When the Price per share of Class A common stock Equals or Exceeds $10.00 — Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•	in whole and not in part;
•

at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the shares of Class A common stock;

•	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like); and
•

if the Reference Value is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) the private placement warrants must also be concurrently called for redemption on the same terms (except as described above with respect to a holder’s ability to cashless exercise its warrants) as the outstanding public warrants, as described above.

The exercise price and number of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.

In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business

Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $10.00 and $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 100% and 180% of the higher of the Market Value and the Newly Issued Price, respectively.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants will and the common shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 70,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. As of June 30, 2021, there were 27,600,000 shares of Class A common stock subject to possible redemption. As of December 31, 2020, there were no shares of Class A common stock issued and outstanding.

The Company determined the common stock subject to redemption to be equal to the redemption value of approximately $10.00 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE Investment and associated PIPE Subscription Agreements, it was concluded that the redemption value should include all the Public Shares resulting in the common stock subject to possible redemption being equal to $276,000,000. This resulted in a measurement adjustment to the initial carrying value of the common stock subject to redemption with the offset recorded to additional paid-in capital and accumulated deficit.

Class B Common Stock — The Company is authorized to issue up to 12,500,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 6,900,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that prior to an initial Business Combination, only holders of Founder Shares will have the right to vote on the appointment of directors.

The shares of Class B common stock will automatically convert into shares of Class A common stock on the first business day following the completion of a Business Combination at a ratio such that the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of shares of common stock issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) all shares of common stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or deemed issued by the Company in connection with or in relation to the completion of a Business Combination, excluding (1) any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any (2) Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of Working Capital Loans minus (b) the number of public shares redeemed by public stockholders in connection with a Business Combination. In no event will the shares of Class B common stock convert into shares of Class A common stock at a rate of less than one to one.

Sarcos Corp and Subsidiaries
Equity

5. Equity

Common Stock

The number of authorized shares of common stock is 33,990,766, of which 25,990,765 and 8,000,001 have been designated as Class A and Class B, respectively.

Except with regard to the differential voting power and conversion rights, Class A common stock and Class B common stock have the same characteristics, rights, privileges, preferences and limitations and shall rank equally, share ratably and be identical in all respects as to all matters.

On all matters upon which holders of common stock are entitled or permitted to vote, every holder of Class A common stock shall be entitled to one vote per share and every holder of Class B common stock shall be entitled to ten votes per share.

Class B common stock is convertible, at the option of the holder, at any time and without payment of additional consideration into one share of Class A common stock. Class B common stock shall be automatically converted into Class A common stock upon transfer of shares in any manner other than as a permitted transfer as defined by the Company’s charter.

In September 2016, the founders granted the Company a repurchase right for 4,000,000 shares of Class B common stock originally purchased in 2015. The Company has an exclusive option to repurchase unvested shares of Class B common stock at a price per share equal to the original issue price per share in the event that the founder’s relationship with the Company is terminated. The repurchase right for the 4,000,000 shares lapsed in equal monthly amounts over the following 48 month period ending in September 2020. The fair value of the Class B common stock option at the date the repurchase right was granted was based on the fair market value on the grant date and is being recognized as stock-based compensation expense to general and administrative expense on a straight-line basis over the vesting period. For the three and six months ended June 30, 2020, the amount of stock-based compensation recognized related to the founder stock options was $506 and $1,012, respectively. For the three and six months ended June 30, 2021, there was no stock based compensation related to the repurchase right as it lapsed in September 2020.

Convertible Preferred Stock

As of June 30, 2021, the Company has authorized, issued and outstanding 12,112,012 shares of convertible preferred stock, of which 5,421,446, have been designated as Series A, 3,158,338 have been designated as Series B and 3,532,228 have been designated as Series C, each designated with the rights and preferences to be determined by the Board of Directors.

The following table is a summary of the Convertible Preferred Stock as of June 30, 2021(1):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share
Series A	5,421,446	5,421,446	$15,723	$15,531	$2.9002
Series B	3,158,338	3,158,338	30,050	29,993	$9.5145
Series C	3,532,228	3,532,228	40,000	39,867	$11.3243
Total	12,112,012	12,112,012	$85,773	$85,391

(1)

Based on the Company’s Amended and Restated Articles of Incorporation, dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price.  As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.

Significant terms of the outstanding convertible preferred stock series are as follows:

Dividends — Each share of Series A, Series B and Series C Convertible Preferred Stock (“Senior Convertible Preferred Stock”) is entitled to receive, when and if declared by the Company’s Board of Directors, noncumulative dividends at an annual rate of $0.2320 for Series A Convertible Preferred Stock, $0.7611 for Series B convertible Preferred Stock and $0.9059 for Series C Convertible Preferred Stock

Voting Rights — Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of Class A Common Stock into which the shares of Preferred Stock held by such holders could be converted as of the record date. Holders of Preferred Stock shall be entitled to vote on all matters on which Common Stock are entitled to vote. So long as at least 3,924,112 shares of Preferred Stock remain outstanding, the holder of Preferred Stock, voting as a separate class, are entitled to elect four members of the Board of Directors. The holders of Common Stock shall be entitled to elect five members of the Board of Directors. The number of authorized shares of Common Stock may be increased or decreased by an affirmative vote of the holders of a majority of the voting power of the stock of the Corporation voting together as a single class on an as-converted basis, provided that (a) at least 80% of the then-serving members of the Board have also approved such increase or decrease to the number of authorized shares of Common Stock and (b) the holders of at least a majority of the then outstanding shares of Preferred Stock, voting together as a single class on an as-converted basis, have approved an increase in the number of shares of Class B Common Stock.

On all matters upon which holders of Common Stock are entitled or permitted to vote, every holder of Class A Common Stock shall be entitled to one vote for each share of Class A Common Stock and every holder of Class B Common Stock shall be entitled to ten votes for each share of Class B Common Stock. Except as expressly noted, the holders of shares of Class A Common Stock, Class B Common Stock and any other stock of the Corporation having general voting rights shall vote together as one class on all matters submitted to a vote of shareholders of the Corporation.

Liquidation Preference — In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the Series C Preferred Stock shall rank senior to the Junior Preferred Stock, referred as Series A and Series B Preferred Stock, and Common Stock as to the distribution of any assets of the Corporation. In the event of any liquidation, dissolution or winding up of the Company, the holders of Series C Preferred Stock  shall be entitled to receive, prior and in preference to any Distribution of any of the assets of the Corporation to the holders of the Junior Preferred Stock and Common Stock. The Series A, B and C Preferred stock and Common stock holders shall be entitled to receive an amount per share equal to the greater of the sum of the preferred stock liquidation preference of $3.8573 for Series A convertible preferred stock, $9.5145 for Series B convertible preferred stock and $11.3243 for Series C convertible preferred stock.

If upon the liquidation, dissolution or winding up of the Corporation, the assets of the Corporation legally available for distribution to the holders of Series C Preferred Stock are insufficient to permit the payment to such holders, then the entire assets of the Corporation legally available for distribution shall be distributed with equal priority and pro rata among the holders of the Series C Preferred Stock in proportion to the full amounts they would otherwise be entitle to receive.

Preemptive Rights — No shares of Common Stock, Preferred Stock or other securities convertible into shares of Common Stock have preemptive rights

Conversion — The holders of the Preferred Stock have the option to convert each share into that number of fully-paid, nonassessable shares of Class A Common Stock determined by dividing the original issue price for the relevant series by the Conversion Price for such series. The Conversion price is currently the original issue price.

Shares of Preferred Stock will be converted automatically into fully-paid, non-assessable shares of Class A Common Stock at the then effective Conversion Rate for such share (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933, as amended, resulting in the listing of the Class A Common Stock on the New York Stock Exchange, the Nasdaq Global Market or other internationally recognized stock exchange, converting the offer and sale of Common Stock provided that offering price per share is no less than $21.57 (as adjusted for Recapitalization) and the aggregate gross proceeds from the offering are not less than $100,000 or (ii) upon the Company’s receipt of the written consent of the holders of a majority of the Preferred Stock then outstanding (voting as a single class and on an as-converted basis), which majority should include holders of at least the majority of the Series B Preferred Stock then outstanding and a majority of the Series C Preferred Stock then outstanding, or, if later, the effective date for conversion specified in such request.

Non-controlling Interest

The non-controlling interest represents the membership interest in ZeptoVision, Inc. (“Zepto”) held by another holder other than the Company (i.e., an officer with the Company). Zepto was formed in April 2016, and the formation of Zepto was accounted for as a common control transaction at the time of formation. As of December 31, 2020, the Company’s ownership percentage in Zepto was 79%. The Company has consolidated the financial position and results of operations of Zepto and reflected the 21% interest as a non-controlling interest. The carrying amount of the non-controlling interest will be adjusted to reflect the change in its ownership interest in the subsidiary, with the offset to equity attributable to the Company.

On February 16, 2021, the Company acquired the non-controlling interest’s shares in Zepto for a purchase price of $200 making Zepto a wholly owned subsidiary of the Company. The acquisition of the remaining shares of Zepto resulted in the decrease of non-controlling interest to zero and adjustment to additional paid-in capital to reflect the Company’s increased ownership in Zepto.

5. Equity

Common Stock

The number of authorized shares of common stock is 33,990,766, of which 25,990,765 and 8,000,001 have been designated as Class A and Class B, respectively. The number of shares of authorized preferred stock is 12,112,012, of which 5,421,446, have been designated as Series A, 3,158,338 have been designated as Series B and 3,532,228 have been designated as Series C.

Except with regard to the differential voting power and conversion rights, Class A common stock and Class B common stock have the same characteristics, rights, privileges, preferences and limitations and shall rank equally, share ratably and be identical in all respects as to all matters.

On all matters upon which holders of common stock are entitled or permitted to vote, every holder of Class A common stock shall be entitled to one vote per share and every holder of Class B common stock shall be entitled to ten votes per share.

Class B common stock is convertible, at the option of the holder, at any time and without payment of additional consideration into one share of Class A common stock. Class B common stock shall be automatically converted into Class A common stock upon transfer of shares in any manner other than as a permitted transfer as defined by the Company’s charter.

In September 2016, the founders granted the Company a repurchase right for 4,000,000 shares of Class B common stock originally purchased in 2015. The Company has an exclusive option to repurchase unvested shares of

Class B common stock at a price per share equal to the original issue price per share in the event that the founder’s relationship with the Company is terminated. The repurchase right for the 4,000,000 shares lapsed in equal monthly amounts over the following 48 months period ending in September 2021. The fair value of Class B common stock option at the date the repurchase right granted was determined using Black-Scholes model and is being recognized as stock-based compensation expense to general and administrative expenses on a straight-line basis over the vesting period. For the year ended December 31, 2020 and 2019, the amounts of recognized stock-based compensation related to the founder stock options were $1,518 and $2,025, respectively. As of December 31, 2019, 750,000 shares of Class B common stock were subject to the repurchase option. As of December 31, 2020, no shares of Class B common stock were subject to the repurchase option and there was no unrecognized amount of stock-based compensation remaining. The founder stock subject to repurchase options was early exercised in 2015, and there have been no cancellations to date.

Convertible Preferred Stock

As of December 31, 2020, the Company has authorized, issued and outstanding 12,112,012 shares of convertible preferred stock, designed in series, with the rights and preferences of each designated series to be determined by the Board of Directors.

The following table is a summary of the Convertible Preferred Stock as of December 31, 2020(1):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share
Series A	5,421,446	5,421,446	$15,723	$15,531	$2.9002
Series B	3,158,338	3,158,338	30,050	29,993	9.5145
Series C	3,532,228	3,532,228	40,000	39,867	11.3243
Total	12,112,012	12,112,012	$85,773	$85,391

(1)

Based on the Company’s Amended and Restated Articles of Incorporation dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price.  As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.

Significant terms of the outstanding convertible preferred stock series are as follows:

Dividends — Each share of Series A, Series B and Series C Convertible Preferred Stock (“Senior Convertible Preferred Stock”) is entitled to receive, when and if declared by the Company’s Board of Directors, noncumulative dividends at an annual rate of $0.2320 for Series A Convertible Preferred Stock, $0.7611 for Series B convertible Preferred Stock and $0.9059 for Series C Convertible Preferred Stock

Voting Rights — Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of Class A Common Stock into which the shares of Preferred Stock held by such holders could be converted as of the record date. Holders of Preferred Stock shall be entitled to vote on all matters on which Common Stock are entitled to vote. So long as at least 3,924,112 shares of Preferred Stock remain outstanding, the holder of Preferred Stock, voting as a separate class, are entitled to elect four members of the Board of Directors. The holders of Common Stock shall be entitled to elect five members of the Board of Directors. The number of authorized shares of Common Stock may be increased or decreased by an affirmative vote of the holders of a majority of the voting power of the stock of the Corporation voting together as a single class on an as-converted basis, provided that (a) at least 80% of the then-serving members of the Board have also approved such increase or decrease to the number of authorized shares of Common Stock and (b) the holders of at least a majority of the then outstanding shares of Preferred Stock, voting together as a single class on an as-converted basis, have approved an increase in the number of shares of Class B Common Stock.

On all matters upon which holders of Common Stock are entitled or permitted to vote, every holder of Class A Common Stock shall be entitled to one vote for each share of Class A Common Stock and every holder of Class B Common Stock shall be entitled to ten votes for each share of Class B Common Stock. Except as expressly  noted, the holders of shares of Class A Common Stock, Class B Common Stock and any other stock of the Corporation having general voting rights shall vote together as one class on all matters submitted to a vote of shareholders of the Corporation.

Liquidation — In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the Series C Preferred Stock shall rank senior to the Junior Preferred Stock, referred as Series A and Series B Preferred Stock, and Common Stock as to the distribution of any assets of the Corporation. The Series A, B and C Preferred stock and Common stock holders shall be entitled to receive an amount per share equal to the greater of the sum of the preferred stock liquidation preference of $3.8573 for Series A convertible preferred stock, $9.5145 for Series B convertible preferred stock and $11.3243 for Series C convertible preferred stock.

If upon the liquidation, dissolution or winding up of the Corporation, the assets of the Corporation legally available for distribution to the holders of Series C Preferred Stock are insufficient to permit the payment to such holders, then the entire assets of the Corporation legally available for distribution shall be distributed with equal priority and pro rata among the holders of the Series C Preferred Stock in proportion to the full amounts they would otherwise be entitle to receive.

Preemptive Rights — No shares of Common Stock, Preferred Stock or other securities convertible into shares of Common Stock have preemptive rights

Conversion — The holders of the Preferred Stock have the option to convert each share into that number of fully-paid, nonassessable shares of Class A Common Stock determined by dividing the original issue price for the relevant series by the Conversion Price for such series. The Conversion price is currently the original issue price.

Shares of Preferred Stock will be converted automatically into fully-paid, non-assessable shares of Class A Common Stock at the then effective Conversion Rate for such share (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933, as amended, resulting in the listing of the Class A Common Stock on the New York Stock Exchange, the Nasdaq Global Market or other internationally recognized stock exchange, converting the offer and sale of Common Stock provided that offering price per share is no less than $21.57 (as adjusted for Recapitalization) and the aggregate gross proceeds from the offering are not less than $100,000 or (ii) upon the Company’s receipt of the written consent of the holders of a majority of the Preferred Stock then outstanding (voting as a single class and on an as-converted basis), which majority should include holders of at least the majority of the Series B Preferred Stock then outstanding and a majority of the Series C Preferred Stock then outstanding, or, if later, the effective date for conversion specified in such request.

Non-controlling Interest

The non-controlling interest represents the membership interest in ZeptoVision, Inc. (“Zepto”) held by another holder other than the Company (i.e., an officer with the Company). Zepto was formed in April 2016, and the formation of Zepto was accounted for as a common control transaction at the time of formation. As of December 31, 2020, the Company’s ownership percentage in Zepto was 79%. The Company has consolidated the financial position and results of operations of Zepto and reflected the 21% interest as a non-controlling interest. The carrying amount of the non-controlling interest will be adjusted to reflect the change in its ownership interest in the subsidiary, with the offset to equity attributable to the Company.